Provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of changes in other provisions [abstract]
Current portion	$ 73,509	$ 72,068
Non-current portion	24,946	25,933
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	51,529	63,128
Additional provisions	56,268	111,878
Utilized amounts	(67,302)	(123,766)
Foreign currency translation adjustment	(1,283)	289
Ending balance	39,212	51,529
Current portion	38,284	50,130
Non-current portion	$ 928	$ 1,399